SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELLABLE (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 6,324	$ 14,419	$ 23,131
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	6,462	8,227
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Licencing agreement [member]
IfrsStatementLineItems [Line Items]
Total	160,302	170,182	181,543
Licencing agreement [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	5,885	4,867	4,458
Licencing agreement [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	47,960	47,080	42,800
Licencing agreement [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 106,457	$ 118,235	$ 134,285